Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Shedule of basic and diluted per share
	2021	2020	2019
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	45,168,650	49,537,082	49,519,663
Effect of diluted securities
Stock options	422,326	219,551	210,812
RSUs	1,029,519	48,253	75,826
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	46,620,495	49,804,886	49,806,301